Annual Fund Operating Expenses - Tandem Fund	Nov. 17, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
No-Load Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	0.66%

[1]	Under the Services Agreement the Adviser receives an additional fee of 0.20% per annum and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. Effective November 11, 2025 the Adviser contractually agreed to waive its fees by 0.30% (Management Fees by 0.10% and Services Agreement fees by 0.20%) of its average daily net assets through December 31, 2026. The Adviser may not terminate the fee waiver before December 31, 2026. The waiver may be terminated by the Board of Trustees.